Debt securities in issue	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Debt securities in issue	Note 15: Debt securities in issue

	At 30 June 2024			At 31 December 2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,897	40,380	45,277	5,242	37,038	42,280
Covered bonds	–	11,804	11,804	–	14,243	14,243
Commercial paper	–	10,555	10,555	–	12,041	12,041
Certificates of deposit issued	–	7,056	7,056	–	8,059	8,059
Securitisation notes	23	4,965	4,988	23	4,211	4,234
	4,920	74,760	79,680	5,265	75,592	80,857
Covered bonds and securitisation programmes
At 30 June 2024, the bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £28,529 million (31 December 2023: £27,019 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue at amortised cost.
At 30 June 2024, the Group’s securitisation notes in issue held by external parties includes £23 million at fair value through profit or loss (31 December 2023: £23 million). Those notes held internally, are secured on loans and advances to customers amounting to £28,454 million (31 December 2023: £30,716 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue at amortised cost.
Cash deposits of £4,067 million (31 December 2023: £3,794 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group.